Note 15 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Current income tax expense (recovery)	$ 73,761	$ 40,986
Deferred
Deferred income tax expense (recovery)	(17,444)	7,988
Total	56,317	48,974
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	9,494	8,401
Deferred
Canada, deferred income tax expense (recovery)	375	431
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	64,267	32,585
Deferred
United States, deferred income tax expense (recovery)	$ (17,819)	$ 7,557